Borrowings (Tables)	6 Months Ended
Dec. 31, 2025
Schedule Of Borrowings
Schedule of borrowings

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Current:
- Bank overdraft	7,682	9,878	61,371
- Lease liabilities	1,570,074	2,018,958	2,059,748
- Bank borrowings	711,982	915,538	-
Borrowings Current	2,289,738	2,944,374	2,121,119

Non-current:
- Lease liabilities	3,132,055	4,027,510	2,956,727
- Bank borrowings	1,564,621	2,011,946	-
	4,696,676	6,039,456	2,956,727
	6,986,414	8,983,830	5,077,846

Schedule of breakdown borrowings	The breakdown of borrowings are as follows:
			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Term loan #1	2,276,603	2,927,484	-
	2,276,603	2,927,484	-

Schedule of details borrowings

The details of borrowings are as follows:

Term loan	Facility amount		Effective interest rate	Maturity date
			% p.a.

Term loan #1	S$	3,000,000	Prime Rate + 4%	November 2028

Term loan	Facility amount		Effective interest rate	Maturity date
			% p.a.

Term loan #13	S$	3,000,000	9%	November 2028

Schedule of reconciliation of liabilities arising from financing activities

A reconciliation of liabilities arising from financing activities is as follows:

	Beginning		Proceed	Non-cash changes
	of financial	Cash	from bank		Accretion of		Fair value	End of financial
	year	flows	borrowings	Addition	interests	Other	reserve	year
	US$	US$	US$	US$	US$	US$	US$	US$

December 31, 2025
Liabilities
Bank overdraft	47,726	(40,044)	-	-	-	-	-	7,682
Lease liabilities
- Current	1,601,795	(1,433,280)	-	1,442,808	91,093	-	-	1,702,416
- Non-current	2,299,344	-	-	700,369	-	-	-	2,999,713
Bank borrowings
- Current	-	(74,567)	768,375	-	18,174	-	-	711,982
- Non-current	-	-	1,564,621	-	-	-	-	1,564,621

	3,948,865	(1,547,891)	2,332,996	2,143,177	109,267	-	-	6,986,414

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

15.	Borrowings (Continued)

	Beginning		Proceed	Non-cash changes
	of financial	Cash	from bank		Accretion of		Fair value	End of financial
	year	flows	borrowings	Addition	interests	Other	reserve	year
	S$	S$	S$	S$	S$	S$	S$	S$

December 31, 2025
Liabilities
Bank overdraft	61,371	(51,493)	-	-	-	-	-	9,878
Lease liabilities
- Current	2,059,748	(1,843,055)	-	1,855,307	117,136	-	-	2,189,136
- Non-current	2,956,727	-	-	900,605		-	-	3,857,332
Bank borrowings
- Current	-	(95,886)	988,054	-	23,370	-	-	915,538
- Non-current	-	-	2,011,946	-	-	-	-	2,011,946

	5,077,846	(1,990,434)	3,000,000	2,755,912	140,506	-	-	8,983,830

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

15.	Borrowings (Continued)

	Beginning		Proceed	Non-cash changes
	of financial	Cash	from bank		Accretion of		Fair value	End of financial
	year	flows	borrowings	Addition	interests	Other	reserve	year
	S$	S$	S$	S$	S$	S$	S$	S$

June 30, 2025
Liabilities
Bank overdraft	-	-	61,371	-	-	-	-	61,371
Lease liabilities
- Current	28,500	(1,096,308)	-	4,524,209	114,966	(1,511,619)	-	2,059,748
- Non-current	-	-	-	-	-	50,087	2,906,640	2,956,727
Bank borrowings
- Current	2,677,856	(6,766,838)	4,000,000	-	88,982	-	-	-
- Non-current	1,583,434	(1,583,434)	-	-	-	-	-	-

	4,289,790	(9,446,580)	4,061,371	4,524,209	203,948	(1,461,532)	2,906,640	5,077,846